STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 1.6%
Aptiv PLC	12,396	[a]	1,008,167
BorgWarner, Inc.	10,533		357,069
Ford Motor Co.	169,955		1,991,873
General Motors Co.	59,269		2,299,637
Tesla, Inc.	120,408	[a]	22,551,214
			28,207,960
Banks - 3.2%
Bank of America Corp.	299,748		10,194,429
Citigroup, Inc.	83,324		4,680,309
Citizens Financial Group, Inc.	19,932		651,776
Comerica, Inc.	5,814		305,700
Fifth Third Bancorp	29,215		1,000,322
Huntington Bancshares, Inc.	63,322		806,089
JPMorgan Chase & Co.	125,865		21,945,821
KeyCorp	41,059		596,587
M&T Bank Corp.	7,306		1,008,959
Regions Financial Corp.	39,927		745,437
The PNC Financial Services Group, Inc.	17,299		2,615,782
Truist Financial Corp.	57,764		2,140,734
U.S. Bancorp	67,565		2,806,650
Wells Fargo & Co.	158,110		7,933,960
Zions Bancorp NA	6,410	[b]	268,579
			57,701,134
Capital Goods - 5.6%
3M Co.	24,213		2,284,497
A.O. Smith Corp.	5,341		414,515
Allegion PLC	3,738		463,101
AMETEK, Inc.	10,160		1,646,428
Axon Enterprise, Inc.	3,051	[a]	759,882
Builders FirstSource, Inc.	5,382	[a]	935,015
Carrier Global Corp.	36,291		1,985,481
Caterpillar, Inc.	22,210		6,669,885
Cummins, Inc.	6,230		1,490,839
Deere & Co.	11,661		4,589,536
Dover Corp.	6,207		929,684
Eaton Corp. PLC	17,384		4,277,855
Emerson Electric Co.	24,719		2,267,474
Fastenal Co.	24,631		1,680,573
Fortive Corp.	15,081		1,179,033

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Capital Goods - 5.6% (continued)
Generac Holdings, Inc.	2,822	[a]	320,777
General Dynamics Corp.	9,917		2,627,906
General Electric Co.	47,385		6,274,722
Honeywell International, Inc.	28,702		5,805,267
Howmet Aerospace, Inc.	17,136		964,071
Hubbell, Inc.	2,357		790,938
Huntington Ingalls Industries, Inc.	1,754		454,146
IDEX Corp.	3,253		688,010
Illinois Tool Works, Inc.	11,913		3,108,102
Ingersoll Rand, Inc.	17,719		1,415,039
Johnson Controls International PLC	29,948		1,577,960
L3Harris Technologies, Inc.	8,190		1,706,960
Lockheed Martin Corp.	9,613		4,127,918
Masco Corp.	9,525		640,937
Nordson Corp.	2,428		611,176
Northrop Grumman Corp.	6,158		2,751,148
Otis Worldwide Corp.	18,016		1,593,335
PACCAR, Inc.	22,773		2,286,181
Parker-Hannifin Corp.	5,631		2,615,600
Pentair PLC	7,275		532,312
Quanta Services, Inc.	6,348		1,231,829
Rockwell Automation, Inc.	5,045		1,277,798
RTX Corp.	62,601		5,704,203
Snap-on, Inc.	2,241		649,733
Stanley Black & Decker, Inc.	6,595		615,314
Textron, Inc.	8,549		724,186
The Boeing Company	24,758	[a]	5,224,928
Trane Technologies PLC	9,911		2,498,068
TransDigm Group, Inc.	2,401	[a]	2,623,525
United Rentals, Inc.	2,932		1,833,673
W.W. Grainger, Inc.	1,904		1,705,299
Westinghouse Air Brake Technologies Corp.	7,670		1,009,142
Xylem, Inc.	10,435		1,173,311
			98,737,312
Commercial & Professional Services - 1.3%
Automatic Data Processing, Inc.	17,907		4,401,182
Broadridge Financial Solutions, Inc.	5,064		1,034,069
Cintas Corp.	3,751		2,267,742
Copart, Inc.	38,464	[a]	1,847,811
Dayforce, Inc.	6,901	[a]	479,758
Equifax, Inc.	5,330		1,302,332
Jacobs Solutions, Inc.	5,390		726,410
Leidos Holdings, Inc.	6,093		673,094

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 1.3% (continued)
Paychex, Inc.	13,884		1,690,099
Paycom Software, Inc.	2,165		411,870
Republic Services, Inc.	8,984		1,537,342
Robert Half, Inc.	4,428		352,203
Rollins, Inc.	12,169		527,039
Veralto Corp.	9,559		733,080
Verisk Analytics, Inc.	6,378		1,540,478
Waste Management, Inc.	15,942		2,959,313
			22,483,822
Consumer Discretionary Distribution & Retail - 5.7%
Amazon.com, Inc.	395,921	[a]	61,446,939
AutoZone, Inc.	763	[a]	2,107,505
Bath & Body Works, Inc.	9,810		418,495
Best Buy Co., Inc.	8,647		626,821
CarMax, Inc.	7,037	[a]	500,894
eBay, Inc.	22,820		937,217
Etsy, Inc.	5,341	[a]	355,497
Genuine Parts Co.	6,189		867,883
LKQ Corp.	11,687		545,432
Lowe's Cos., Inc.	25,126		5,347,818
O'Reilly Automotive, Inc.	2,569	[a]	2,628,215
Pool Corp.	1,720		638,550
Ross Stores, Inc.	14,736		2,067,166
The Home Depot, Inc.	43,540		15,367,878
The TJX Companies, Inc.	49,810		4,727,467
Tractor Supply Co.	4,759		1,068,871
Ulta Beauty, Inc.	2,110	[a]	1,059,326
			100,711,974
Consumer Durables & Apparel - .9%
D.R. Horton, Inc.	13,011		1,859,402
Garmin Ltd.	6,766		808,469
Hasbro, Inc.	5,617		274,952
Lennar Corp., Cl. A	10,771		1,614,034
Lululemon Athletica, Inc.	4,994	[a]	2,266,377
Mohawk Industries, Inc.	2,200	[a]	229,350
NIKE, Inc., Cl. B	53,289		5,410,432
NVR, Inc.	139	[a]	983,465
PulteGroup, Inc.	9,491		992,379
Ralph Lauren Corp.	1,717		246,681
Tapestry, Inc.	10,229		396,783
VF Corp.	13,771		226,671
Whirlpool Corp.	2,308		252,772
			15,561,767

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Consumer Services - 2.1%
Airbnb, Inc., Cl. A	18,899	[a]	2,724,102
Booking Holdings, Inc.	1,519	[a]	5,327,847
Caesars Entertainment, Inc.	9,540	[a]	418,520
Carnival Corp.	44,017	[a]	729,802
Chipotle Mexican Grill, Inc.	1,188	[a]	2,861,619
Darden Restaurants, Inc.	5,299		861,511
Domino's Pizza, Inc.	1,557		663,625
Expedia Group, Inc.	5,907	[a]	876,185
Hilton Worldwide Holdings, Inc.	11,165		2,132,068
Las Vegas Sands Corp.	15,969		781,203
Marriott International, Inc., Cl. A	10,712		2,567,988
McDonald's Corp.	31,579		9,243,805
MGM Resorts International	11,487	[a]	498,191
Norwegian Cruise Line Holdings Ltd.	19,101	[a,b]	339,998
Royal Caribbean Cruises Ltd.	10,182	[a]	1,298,205
Starbucks Corp.	49,745		4,627,777
Wynn Resorts Ltd.	4,236		400,005
Yum! Brands, Inc.	12,062		1,561,908
			37,914,359
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	19,275		13,393,812
Dollar General Corp.	9,504		1,255,193
Dollar Tree, Inc.	9,099	[a]	1,188,511
Sysco Corp.	21,753		1,760,470
Target Corp.	20,034		2,786,329
The Kroger Company	28,733		1,325,741
Walgreens Boots Alliance, Inc.	31,142	[b]	702,875
Walmart, Inc.	62,106		10,263,017
			32,675,948
Energy - 3.8%
APA Corp.	13,583		425,555
Baker Hughes Co.	44,144		1,258,104
Chevron Corp.	76,433		11,268,517
ConocoPhillips	51,696		5,783,232
Coterra Energy, Inc.	32,456		807,505
Devon Energy Corp.	27,794		1,167,904
Diamondback Energy, Inc.	7,707		1,184,874
EOG Resources, Inc.	25,318		2,880,935
EQT Corp.	17,387		615,500
Exxon Mobil Corp.	174,394		17,929,447
Halliburton Co.	39,195		1,397,302
Hess Corp.	11,943		1,678,350
Kinder Morgan, Inc.	85,061		1,439,232
Marathon Oil Corp.	25,929		592,478

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Energy - 3.8% (continued)
Marathon Petroleum Corp.	16,492		2,731,075
Occidental Petroleum Corp.	28,453		1,638,039
ONEOK, Inc.	25,644		1,750,203
Phillips 66	19,112		2,758,053
Pioneer Natural Resources Co.	10,114		2,324,501
Schlumberger NV	62,190		3,028,653
Targa Resources Corp.	9,809		833,373
The Williams Companies, Inc.	53,552		1,856,112
Valero Energy Corp.	14,796		2,055,164
			67,404,108
Equity Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	6,850	[c]	828,165
American Tower Corp.	20,295	[c]	3,970,717
AvalonBay Communities, Inc.	6,200	[c]	1,109,862
Boston Properties, Inc.	6,326	[c]	420,679
Camden Property Trust	4,720	[c]	442,925
Crown Castle, Inc.	18,775	[c]	2,032,394
Digital Realty Trust, Inc.	13,332	[c]	1,872,613
Equinix, Inc.	4,087	[c]	3,391,270
Equity Residential	15,325	[c]	922,412
Essex Property Trust, Inc.	2,719	[c]	634,261
Extra Space Storage, Inc.	9,224	[c]	1,332,315
Federal Realty Investment Trust	3,208	[c]	326,350
Healthpeak Properties, Inc.	24,068	[c]	445,258
Host Hotels & Resorts, Inc.	30,068	[c]	577,907
Invitation Homes, Inc.	25,428	[c]	837,344
Iron Mountain, Inc.	12,909	[c]	871,616
Kimco Realty Corp.	28,722	[c]	580,184
Mid-America Apartment Communities, Inc.	5,195	[c]	656,544
Prologis, Inc.	40,227	[c]	5,096,359
Public Storage	6,842	[c]	1,937,586
Realty Income Corp.	35,029	[c]	1,905,227
Regency Centers Corp.	7,396	[c]	463,507
SBA Communications Corp.	4,678	[c]	1,047,217
Simon Property Group, Inc.	14,109	[c]	1,955,648
UDR, Inc.	13,508	[c]	486,558
Ventas, Inc.	17,808	[c]	826,113
VICI Properties, Inc.	44,574	[c]	1,342,569
Welltower, Inc.	24,147	[c]	2,088,957
Weyerhaeuser Co.	31,491	[c]	1,031,960
			39,434,517
Financial Services - 7.7%
American Express Co.	25,064		5,031,347

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Financial Services - 7.7% (continued)
Ameriprise Financial, Inc.	4,363		1,687,739
Berkshire Hathaway, Inc., Cl. B	79,213	[a]	30,397,197
BlackRock, Inc.	6,088		4,713,999
Blackstone, Inc.	30,935		3,849,861
Capital One Financial Corp.	16,594		2,245,500
Cboe Global Markets, Inc.	4,634		851,961
CME Group, Inc.	15,673		3,226,130
Discover Financial Services	10,855		1,145,420
FactSet Research Systems, Inc.	1,662		790,979
Fidelity National Information Services, Inc.	25,519		1,588,813
Fiserv, Inc.	26,130	[a]	3,707,063
FLEETCOR Technologies, Inc.	3,152	[a]	913,859
Franklin Resources, Inc.	12,471		332,103
Global Payments, Inc.	11,435		1,523,485
Intercontinental Exchange, Inc.	24,915		3,172,427
Invesco Ltd.	19,693		311,740
Jack Henry & Associates, Inc.	3,204		531,319
MarketAxess Holdings, Inc.	1,662		374,798
Mastercard, Inc., Cl. A	36,052		16,195,640
Moody's Corp.	6,901		2,705,468
Morgan Stanley	55,022		4,800,119
MSCI, Inc.	3,482		2,084,395
Nasdaq, Inc.	15,003		866,723
Northern Trust Corp.	8,841		704,097
PayPal Holdings, Inc.	47,340	[a]	2,904,309
Raymond James Financial, Inc.	8,305		915,045
S&P Global, Inc.	14,106		6,324,425
State Street Corp.	13,666		1,009,507
Synchrony Financial	18,452		717,229
T. Rowe Price Group, Inc.	9,813		1,064,220
The Bank of New York Mellon Corp.	33,855		1,877,598
The Charles Schwab Corp.	64,792		4,076,713
The Goldman Sachs Group, Inc.	14,198		5,452,174
Visa, Inc., Cl. A	69,398	[b]	18,963,697
			137,057,099
Food, Beverage & Tobacco - 2.8%
Altria Group, Inc.	76,968		3,087,956
Archer-Daniels-Midland Co.	23,290		1,294,458
Brown-Forman Corp., Cl. B	8,172		448,643
Bunge Global SA	6,154		542,106
Campbell Soup Co.	8,757		390,825
Conagra Brands, Inc.	21,094		614,890
Constellation Brands, Inc., Cl. A	7,088		1,737,127

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Food, Beverage & Tobacco - 2.8% (continued)
General Mills, Inc.	25,367		1,646,572
Hormel Foods Corp.	12,714		386,124
Kellanova	11,703		640,856
Keurig Dr. Pepper, Inc.	44,094		1,386,315
Lamb Weston Holdings, Inc.	6,164		631,440
McCormick & Co., Inc.	10,946		746,079
Molson Coors Beverage Co., Cl. B	8,088		499,758
Mondelez International, Inc., Cl. A	59,228		4,458,092
Monster Beverage Corp.	32,519	[a]	1,789,195
PepsiCo, Inc.	59,857		10,087,700
Philip Morris International, Inc.	67,587		6,140,279
The Coca-Cola Company	169,405		10,077,903
The Hershey Company	6,598		1,276,977
The J.M. Smucker Company	4,741		623,679
The Kraft Heinz Company	34,786		1,291,604
Tyson Foods, Inc., Cl. A	12,064		660,625
			50,459,203
Health Care Equipment & Services - 5.4%
Abbott Laboratories	75,552		8,548,709
Align Technology, Inc.	3,076	[a]	822,276
Baxter International, Inc.	22,012		851,644
Becton, Dickinson and Co.	12,619		3,013,543
Boston Scientific Corp.	63,747	[a]	4,032,635
Cardinal Health, Inc.	10,625		1,160,144
Cencora, Inc.	7,174		1,669,246
Centene Corp.	23,031	[a]	1,734,465
CVS Health Corp.	55,919		4,158,696
DaVita, Inc.	2,224	[a]	240,548
Dentsply Sirona, Inc.	9,312		323,592
DexCom, Inc.	16,715	[a]	2,028,365
Edwards Lifesciences Corp.	26,699	[a]	2,095,071
Elevance Health, Inc.	10,229		5,047,398
GE HealthCare Technologies, Inc.	17,039		1,249,981
HCA Healthcare, Inc.	8,592		2,619,701
Henry Schein, Inc.	5,720	[a]	428,085
Hologic, Inc.	10,611	[a]	789,883
Humana, Inc.	5,419		2,048,707
IDEXX Laboratories, Inc.	3,658	[a]	1,884,163
Insulet Corp.	3,076	[a]	587,116
Intuitive Surgical, Inc.	15,328	[a]	5,797,356
Laboratory Corp. of America Holdings	3,676		817,175
McKesson Corp.	5,846		2,922,357
Medtronic PLC	57,927		5,070,930
Molina Healthcare, Inc.	2,584	[a]	921,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Health Care Equipment & Services - 5.4% (continued)
Quest Diagnostics, Inc.	5,022		644,975
ResMed, Inc.	6,380		1,213,476
Steris PLC	4,324		946,740
Stryker Corp.	14,720		4,938,266
Teleflex, Inc.	2,015		489,302
The Cigna Group	12,740		3,834,103
The Cooper Companies, Inc.	2,156		804,253
UnitedHealth Group, Inc.	40,268		20,606,746
Universal Health Services, Inc., Cl. B	2,576		409,095
Zimmer Biomet Holdings, Inc.	9,031		1,134,294
			95,884,077
Household & Personal Products - 1.4%
Church & Dwight Co., Inc.	10,595		1,057,911
Colgate-Palmolive Co.	35,814		3,015,539
Kenvue, Inc.	74,217		1,540,745
Kimberly-Clark Corp.	14,877		1,799,671
The Clorox Company	5,337		775,199
The Estee Lauder Companies, Inc., Cl. A	10,181		1,343,790
The Procter & Gamble Company	102,611		16,124,293
			25,657,148
Insurance - 2.1%
Aflac, Inc.	23,096		1,947,917
American International Group, Inc.	30,565		2,124,573
Aon PLC, Cl. A	8,695		2,594,849
Arch Capital Group Ltd.	16,159	[a]	1,331,986
Arthur J. Gallagher & Co.	9,418		2,186,483
Assurant, Inc.	2,339		392,835
Brown & Brown, Inc.	10,119		784,830
Chubb Ltd.	17,762		4,351,690
Cincinnati Financial Corp.	6,800		753,440
Everest Group Ltd.	1,853		713,349
Globe Life, Inc.	3,761		461,926
Loews Corp.	7,914		576,614
Marsh & McLennan Cos., Inc.	21,467		4,161,163
MetLife, Inc.	26,865		1,862,282
Principal Financial Group, Inc.	9,405		743,936
Prudential Financial, Inc.	15,555		1,632,186
The Allstate Corp.	11,520		1,788,480
The Hartford Financial Services Group, Inc.	12,945		1,125,697
The Progressive Corp.	25,471		4,540,206
The Travelers Companies, Inc.	9,933		2,099,439
W.R. Berkley Corp.	8,676		710,391

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Insurance - 2.1% (continued)
Willis Towers Watson PLC	4,458		1,098,005
			37,982,277
Materials - 2.3%
Air Products & Chemicals, Inc.	9,672		2,473,227
Albemarle Corp.	5,062	[b]	580,814
Amcor PLC	62,720		591,450
Avery Dennison Corp.	3,473		692,690
Ball Corp.	13,565		752,179
Celanese Corp.	4,475	[a]	654,648
CF Industries Holdings, Inc.	8,100		611,631
Corteva, Inc.	30,925		1,406,469
Dow, Inc.	30,537		1,636,783
DuPont de Nemours, Inc.	18,847		1,164,745
Eastman Chemical Co.	5,055		422,345
Ecolab, Inc.	10,990		2,178,438
FMC Corp.	5,452		306,402
Freeport-McMoRan, Inc.	62,221		2,469,551
International Flavors & Fragrances, Inc.	11,305		912,087
International Paper Co.	15,512		555,795
Linde PLC	21,111		8,546,366
LyondellBasell Industries NV, Cl. A	11,055		1,040,497
Martin Marietta Materials, Inc.	2,702		1,373,751
Newmont Corp.	50,604		1,746,344
Nucor Corp.	10,657		1,992,113
Packaging Corp. of America	3,795		629,515
PPG Industries, Inc.	10,372		1,462,867
Steel Dynamics, Inc.	6,554		791,002
The Mosaic Company	14,720		452,051
The Sherwin-Williams Company	10,247		3,118,982
Vulcan Materials Co.	5,800		1,310,858
WestRock Co.	11,212		451,395
			40,324,995
Media & Entertainment - 7.9%
Alphabet, Inc., Cl. A	257,650	[a]	36,096,765
Alphabet, Inc., Cl. C	216,845	[a]	30,748,621
Charter Communications, Inc., Cl. A	4,379	[a]	1,623,339
Comcast Corp., Cl. A	174,828		8,136,495
Electronic Arts, Inc.	10,756		1,479,810
Fox Corp., Cl. A	10,493	[a]	338,924
Fox Corp., Cl. B	5,363	[a]	160,944
Live Nation Entertainment, Inc.	6,222	[a]	552,825
Match Group, Inc.	11,744	[a]	450,735
Meta Platforms, Inc., Cl. A	96,634	[a]	37,700,789
Netflix, Inc.	19,055	[a]	10,749,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Media & Entertainment - 7.9% (continued)
News Corporation, Cl. A	16,564	[a]	408,137
News Corporation, Cl. B	5,214	[a]	133,322
Omnicom Group, Inc.	8,560		773,653
Paramount Global, Cl. B	20,073		292,865
Take-Two Interactive Software, Inc.	6,847	[a]	1,129,276
The Interpublic Group of Companies, Inc.	16,752		552,648
The Walt Disney Company	79,663		7,651,631
Warner Bros Discovery, Inc.	95,721	[a]	959,124
			139,939,019
Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
AbbVie, Inc.	76,866		12,636,770
Agilent Technologies, Inc.	12,629		1,643,033
Amgen, Inc.	23,300		7,322,258
Biogen, Inc.	6,379	[a]	1,573,444
Bio-Rad Laboratories, Inc., Cl. A	917	[a]	294,256
Bio-Techne Corp.	6,800		478,176
Bristol-Myers Squibb Co.	88,587		4,329,247
Catalent, Inc.	7,902	[a]	408,059
Charles River Laboratories International, Inc.	2,296	[a]	496,579
Danaher Corp.	28,632		6,869,103
Eli Lilly & Co.	34,717		22,413,642
Gilead Sciences, Inc.	54,249		4,245,527
Illumina, Inc.	6,788	[a]	970,752
Incyte Corp.	7,970	[a]	468,397
IQVIA Holdings, Inc.	7,912	[a]	1,647,516
Johnson & Johnson	104,805		16,653,515
Merck & Co., Inc.	110,323		13,324,812
Mettler-Toledo International, Inc.	937	[a]	1,121,767
Moderna, Inc.	14,436	[a]	1,458,758
Pfizer, Inc.	245,826		6,656,968
Regeneron Pharmaceuticals, Inc.	4,664	[a]	4,397,126
Revvity, Inc.	5,427		581,666
Thermo Fisher Scientific, Inc.	16,821		9,066,183
Vertex Pharmaceuticals, Inc.	11,219	[a]	4,862,090
Viatris, Inc.	53,164		625,740
Waters Corp.	2,597	[a]	825,093
West Pharmaceutical Services, Inc.	3,204		1,195,188
Zoetis, Inc.	19,988		3,753,946
			130,319,611
Real Estate Management & Development - .2%
CBRE Group, Inc., Cl. A	13,233	[a]	1,142,140
CoStar Group, Inc.	17,960	[a]	1,499,301
			2,641,441

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Semiconductors & Semiconductor Equipment - 8.7%
Advanced Micro Devices, Inc.	70,341	[a]	11,795,482
Analog Devices, Inc.	21,695		4,173,250
Applied Materials, Inc.	36,420		5,983,806
Broadcom, Inc.	19,110		22,549,800
Enphase Energy, Inc.	5,913	[a]	615,721
First Solar, Inc.	4,645	[a]	679,564
Intel Corp.	183,551		7,907,377
KLA Corp.	5,918		3,515,529
Lam Research Corp.	5,738		4,734,825
Microchip Technology, Inc.	23,405		1,993,638
Micron Technology, Inc.	47,805		4,099,279
Monolithic Power Systems, Inc.	2,083		1,255,466
NVIDIA Corp.	107,536		66,163,675
NXP Semiconductors NV	11,180		2,354,173
ON Semiconductor Corp.	18,919	[a]	1,345,708
Qorvo, Inc.	4,257	[a]	424,593
Qualcomm, Inc.	48,456		7,196,201
Skyworks Solutions, Inc.	6,822		712,626
Teradyne, Inc.	6,653		642,613
Texas Instruments, Inc.	39,540		6,331,145
			154,474,471
Software & Services - 12.4%
Accenture PLC, Cl. A	27,324		9,942,657
Adobe, Inc.	19,822	[a]	12,245,635
Akamai Technologies, Inc.	6,626	[a]	816,522
Ansys, Inc.	3,821	[a]	1,252,638
Autodesk, Inc.	9,410	[a]	2,388,352
Cadence Design Systems, Inc.	11,845	[a]	3,416,809
Cognizant Technology Solutions Corp., Cl. A	21,903		1,689,159
EPAM Systems, Inc.	2,475	[a]	688,322
Fair Isaac Corp.	1,078	[a]	1,292,339
Fortinet, Inc.	28,057	[a]	1,809,396
Gartner, Inc.	3,431	[a]	1,569,477
Gen Digital, Inc.	24,711		580,214
International Business Machines Corp.	39,754		7,301,220
Intuit, Inc.	12,202		7,703,489
Microsoft Corp.	323,576		128,647,346
Oracle Corp.	69,173		7,726,624
Palo Alto Networks, Inc.	13,532	[a]	4,580,717
PTC, Inc.	5,146	[a]	929,625
Roper Technologies, Inc.	4,651		2,497,587
Salesforce, Inc.	42,361	[a]	11,907,254
ServiceNow, Inc.	8,925	[a]	6,831,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Software & Services - 12.4% (continued)
Synopsys, Inc.	6,621	[a]	3,531,310
Tyler Technologies, Inc.	1,830	[a]	773,633
Verisign, Inc.	3,834	[a]	762,506
			220,884,026
Technology Hardware & Equipment - 8.3%
Amphenol Corp., Cl. A	26,048		2,633,453
Apple, Inc.	636,489		117,368,572
Arista Networks, Inc.	11,067	[a]	2,862,812
CDW Corp.	5,850		1,326,312
Cisco Systems, Inc.	176,347		8,849,092
Corning, Inc.	33,019		1,072,787
F5, Inc.	2,670	[a]	490,479
Hewlett Packard Enterprise Co.	54,719		836,654
HP, Inc.	37,675		1,081,649
Jabil, Inc.	5,444		682,079
Juniper Networks, Inc.	13,704		506,500
Keysight Technologies, Inc.	7,719	[a]	1,183,014
Motorola Solutions, Inc.	7,196		2,299,122
NetApp, Inc.	9,025		786,980
Seagate Technology Holdings PLC	8,276		709,088
TE Connectivity Ltd.	13,474		1,915,868
Teledyne Technologies, Inc.	2,077	[a]	869,162
Trimble, Inc.	11,090	[a]	564,037
Western Digital Corp.	13,895	[a]	795,489
Zebra Technologies Corp., Cl. A	2,266	[a]	542,820
			147,375,969
Telecommunication Services - 1.0%
AT&T, Inc.	311,288		5,506,685
T-Mobile US, Inc.	22,154		3,571,889
Verizon Communications, Inc.	183,033		7,751,448
			16,830,022
Transportation - 1.7%
American Airlines Group, Inc.	29,060	[a]	413,524
C.H. Robinson Worldwide, Inc.	5,117		430,289
CSX Corp.	85,942		3,068,129
Delta Air Lines, Inc.	27,706	[a]	1,084,413
Expeditors International of Washington, Inc.	6,238		788,047
FedEx Corp.	10,070		2,429,790
J.B. Hunt Transport Services, Inc.	3,515		706,445
Norfolk Southern Corp.	9,802		2,305,822
Old Dominion Freight Line, Inc.	3,937		1,539,446
Southwest Airlines Co.	25,620		765,782
Uber Technologies, Inc.	89,592	[a]	5,847,670

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Transportation - 1.7% (continued)
Union Pacific Corp.		26,540		6,473,902
United Airlines Holdings, Inc.		14,667	[a]	606,920
United Parcel Service, Inc., Cl. B		31,488		4,468,147
				30,928,326
Utilities - 2.2%
Alliant Energy Corp.		11,122		541,197
Ameren Corp.		11,565		804,577
American Electric Power Co., Inc.		22,690		1,772,997
American Water Works Co., Inc.		8,545		1,059,751
Atmos Energy Corp.		6,462		736,280
CenterPoint Energy, Inc.		27,593		770,948
CMS Energy Corp.		12,727		727,475
Consolidated Edison, Inc.		15,113		1,373,772
Constellation Energy Corp.		13,905		1,696,410
Dominion Energy, Inc.		36,052		1,648,297
DTE Energy Co.		8,957		944,247
Duke Energy Corp.		33,554		3,215,480
Edison International		16,873		1,138,590
Entergy Corp.		9,005		898,339
Evergy, Inc.		10,124		513,995
Eversource Energy		15,083		817,800
Exelon Corp.		42,798		1,489,798
FirstEnergy Corp.		22,753		834,580
NextEra Energy, Inc.		89,325		5,237,125
NiSource, Inc.		18,367		476,991
NRG Energy, Inc.		9,971		528,862
PG&E Corp.		93,335		1,574,561
Pinnacle West Capital Corp.		5,069		349,254
PPL Corp.		32,591		853,884
Public Service Enterprise Group, Inc.		21,764		1,262,094
Sempra		27,357		1,957,667
The AES Corp.		29,219		487,373
The Southern Company		47,482		3,300,949
WEC Energy Group, Inc.		13,483		1,088,887
Xcel Energy, Inc.		24,254		1,452,087
				39,554,267
Total Common Stocks (cost $397,393,223)				1,771,144,852
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,078,530)	5.40	6,078,530	[d]	6,078,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $403,471,753)	99.9%	1,777,223,382
Cash and Receivables (Net)	.1%	1,532,989
Net Assets	100.0%	1,778,756,371

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $20,647,286 and the value of the collateral was $21,388,805, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor'S 500 E-Min	32	3/15/2024	7,634,334	7,792,800	158,466
Gross Unrealized Appreciation				158,466

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Institutional S&P 500 Stock Index Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,771,144,852	-	-	1,771,144,852
Investment Companies	6,078,530	-	-	6,078,530
Other Financial Instruments:
Futures††	158,466	-	-	158,466

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2024, accumulated net unrealized appreciation on investments was $1,373,910,095, consisting of $1,395,264,838 gross unrealized appreciation and $21,513,209 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.